Consolidated Statement of Changes in Stockholders’ Equity (Successor) and Combined Statement of Changes in DuPont’s Net Investment in DuPont Performance Coatings (Predecessor) (Parenthetical) (USD $)
In Millions, unless otherwise specified
	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Predecessor [Member]
Net unrealized gain (loss) on securities, tax	$ 0	$ 0.1
Long-term employee benefit plans, tax	0.4	34.8
Successor [Member]
Net unrealized gain (loss) on securities, tax			0	0
Net realized and unrealized gain (loss) on derivatives, tax			1.7	1.9
Long-term employee benefit plans, tax			$ 16.9	$ 3.5